Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Contract Liabilities [Abstract]
Unearned franchise fee	$ 194,753	$ 309,315
Customer deposit		16,609
Total, net	$ 194,753	$ 325,924